EXIT AND DISPOSAL ACTIVITIES (Condensed Cash Flow of the Discontinued Operations) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EXIT AND DISPOSAL ACTIVITIES
Net cash provided by operating activities	$ 1,010,130	$ 17,994,548	$ 5,048,042
Net cash (used in) provided by investing activities	1,456,521	616,988	(3,752,066)
Net cash used in financing activities	$ (2,650,931)	$ (16,778,925)	$ (8,742,573)